Statements of Comprehensive Loss ₪ in Thousands, $ in Thousands	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2021 ILS (₪) ₪ / shares shares	Sep. 30, 2020 ILS (₪) ₪ / shares shares	Sep. 30, 2021 ILS (₪) ₪ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 ILS (₪) ₪ / shares shares	Dec. 31, 2020 ILS (₪) ₪ / shares shares
Operating expenses:
Research and development, net of participations	₪ 2,024	₪ 12,579	₪ 6,677	$ 2,068	₪ 43,595	₪ 51,463
Marketing, general and administrative	6,201	7,303	17,208	5,329	12,423	16,687
Other income		(75,485)			(75,485)	(75,484)
Total operating expenses (income)	8,225	(55,603)	23,885	7,397	(19,467)	(7,334)
Operating income (loss)	(8,225)	55,603	(23,885)	(7,397)	19,467	7,334
Financial income	1,980		2,802	868	5,034	3,843
Financial expense	(2,801)	(288)	(8,142)	(2,522)	(14,859)	(15,632)
Net Income (loss)	₪ (9,046)	₪ 55,315	₪ (29,225)	$ (9,051)	₪ 9,642	₪ (4,455)
Basic net income (loss) per share (NIS) (in New Shekels per share and Dollars per share) | (per share)	₪ (0.02)	₪ 0.12	₪ (0.05)	$ (0.02)	₪ 0.02	₪ (0.01)
Diluted net income (loss) per share (NIS) (in New Shekels per share and Dollars per share) | (per share)	₪ (0.02)	₪ 0.1	₪ (0.05)	$ (0.02)	₪ 0.02	₪ (0.01)
Weighted average number of shares outstanding used to compute basic and diluted loss per share (in Shares)	573,205,607	461,046,640	559,239,052	559,239,052	437,381,202	443,260,878
Weighted average number of shares outstanding used to compute diluted income (loss) per share (in Shares)	573,205,607	538,495,403	559,239,052	559,239,052	497,489,765	443,260,878